Document and Entity Information	Jul. 01, 2021
Cover [Abstract]
Entity Registrant Name	COMPUTER TASK GROUP INC
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000023111
Document Type	8-K
Document Period End Date	Jul. 01, 2021
Entity Incorporation State Country Code	NY
Entity File Number	1-9410
Entity Tax Identification Number	16-0912632
Entity Address, Address Line One	800 Delaware Avenue
Entity Address, City or Town	Buffalo
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14209
City Area Code	(716)
Local Phone Number	882-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	CTG
Entity Emerging Growth Company	false